Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders - basic	$ (10,858)	$ (27,392)
Net loss attributable to common stockholders - diluted	$ (10,858)	$ (27,392)
Denominator:
Weighted average common shares outstanding - basic (in shares)	71,662,694	8,932,404
Weighted average common shares outstanding - diluted (in shares)	71,662,694	8,932,404
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ (0.15)	$ (3.07)
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (0.15)	$ (3.07)